Inverse SP 500 2x Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Inverse SP 500 2x Strategy Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 254
Expense Example, No Redemption, 3 Years	800
Expense Example, No Redemption, 5 Years	1,372
Expense Example, No Redemption, 10 Years	$ 2,928